As filed with the Securities and Exchange Commission on 05/19/05

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Masters 100 Fund
Portfolio of Investments
March 31, 2005 (unaudited)
			Shares	Market Value
Common Stocks - 88.2%				41,568,248
(cost $39,953,962)

CONSUMER DISCRETIONARY - 12.4%				5,829,274
FLWS	1-800-FLOWERS.COM INC - CL A	*	1,500	11,355
KDE	4KIDS ENTERTAINMENT INC	*	1,200	26,532
NDN	99 CENTS ONLY STORES	*	400	5,268
ACMR	AC MOORE ARTS & CRAFTS INC	*	400	10,664
KAR	ADESA INC		1,100	25,696
AGI	ALLIANCE GAMING CORP	*	400	3,836
AM	AMERICAN GREETINGS CO		1,100	28,028
ANN	ANN TAYLOR STORES	*	460	11,771
AGY	ARGOSY GAMING CO	*	400	18,368
AN	AUTONATION INC	*	1,030	19,508
AZO	AUTOZONE INC	*	400	34,280
AZR	AZTAR CORP	*	200	5,712
BKS	BARNES & NOBLE INC	*	600	20,694
BEBE	BEBE STORES INC		850	28,858
BBBY	BED BATH AND BEYOND INC	*	500	18,270
BBY	BEST BUY		700	37,807
BONT	BON-TON STORES		600	10,854
BYD	BOYD GAMING CORP		500	26,075
BMHC	BUILDING MATERIAL HOLDING CO		1,753	77,973
CEC	CEC ENTERTAINMENT INC	*	500	18,300
FUN	CEDAR FAIR		200	6,294
CETV	CENTRAL EUROPEAN MEDIA	*	300	14,838
CNTY	CENTURY CASINOS INC	*	6,369	57,767
CHIC	CHARLOTTE RUSSE HOLDING INC	*	1,000	12,920
PLCE	CHILDRENS PLACE	*	900	42,975
CYD	CHINA YUCHAI INTERNATIONAL	*	8,400	70,896
COH	COACH INC	*	1,700	96,271
CKC	COLLINS & AIKMAN CORP	*	4,400	5,412
LENSE	CONCORD CAMERA CORP	*	2,500	4,525
COSI	COSI INC	*	2,800	19,040
CPWM	COST PLUS INC	*	800	21,504
CULS	COST-U-LESS INC	*	9,900	110,484
CAO	CSK AUTO CORPORATION	*	1,200	21,180
DHI	D.R. HORTON INC		3,633	106,229
DAAT	DAC TECH GROUP INTERNATIONAL	*	109,000	294,300
DECK	DECKERS OUTDOOR CORP	*	300	10,722
DHB	DHB INDUSTRIES INC	*	4,800	42,240
DDS	DILLARD'S INC - CL A		300	8,070
DXYN	DIXIE GROUP INC	*	300	4,746
DLTR	DOLLAR TREE STORES INC	*	1,700	48,841
DSCM	DRUGSTORE.COM INC	*	16,900	43,602
DRRA	DURA AUTOMOTIVE SYSTEMS INC	*	4,000	19,280
DIET	EDIETS.COM INC - CL A	*	5,443	17,690
ELBO	ELECTRONICS BOUTIQUE HOLDING	*	500	21,485
NYNY	EMPIRE RESORTS INC	*	500	3,615
DAVE	FAMOUS DAVES OF AMERICA	*	700	9,856
F	FORD MOTOR CO		600	6,798
FORD	FORWARD INDUSTRIES INC - NY	*	5,900	76,641
FRDMQ	FRIEDMAN'S INC - CL A	*	18,700	24,497
FHRI	FULL HOUSE RESORTS INC	*	800	3,080
GM	GENERAL MOTORS CORP		1,300	38,207
GPC	GENUINE PARTS CO		500	21,745
GSOL	GLOBAL SOURCES LIMITED	*	1,300	13,975
GT	GOODYEAR TIRE & RUBBER	*	400	5,340
HET	HARRAHS ENTERTAINMENT INC		400	25,832
HMX	HARTMAX CORP	*	6,400	61,056
HTV	HEARST-ARGYLE TELEVISION INC		1,600	40,800
HIBB	HIBBETT SPORTING GOODS INC	*	300	9,012
HD	HOME DEPOT INC		300	11,472
HMC	HONDA MOTOR -ADR		800	20,032
HOV	HOVANIAN ENTERPRISES- CL A	*	1,300	66,300
IACI	IAC/INTERACTIVECORP	*	800	17,816
IMAX	IMAX CORP	*	950	8,778
ISWI	INTERACTIVE SYSTEMS WORLD	*	30,700	165,473
IGT	INTERNATIONAL GAME TECHNOLOGY		500	13,330
ISLE	ISLE OF CAPRIS CASINOS INC	*	3,100	82,274
JAKK	JAKKS PACIFIC INC	*	2,600	55,822
JCI	JOHNSON CONTROLS		200	11,152
JOSB	JOS A BANK CLOTHIERS INC	*	1,100	32,230
JRC	JOURNAL REGISTER CO	*	2,200	36,740
KTO	K2 INC	*	1,600	22,000
KBH	KB HOME		300	35,238
KZL	KERZNER INTERNATIONAL	*	200	12,246
KKD	KRISPY KREME DOUGHNUTS INC	*	1,900	14,497
KSWS	K-SWISS INC - CL A		300	9,909
LQI	LA QUINTA PROPERTIES	*	300	2,550
LACO	LAKES ENTERTAINMENT INC	*	3,000	54,000
LF	LEAPFROG ENTERPRISES INC	*	440	4,994
LEA	LEAR CORPORATION		1,100	48,796
LEN	LENNAR CORP		600	34,008
LBTYA	LIBERTY MEDIA INTERNATIONAL	*	200	8,748
LTM	LIFE TIME FITNESS INC	*	3,100	83,638
LTD	LIMITED BRANDS		1,910	46,413
LGF	LIONS GATE ENTERTAINMENT	*	3,800	41,990
JADE	LJ INTERNATIONAL	*	2,000	5,420
MCZ	MAD CATZ INTERACTIVE INC	*	29,100	47,142
MVL	MARVEL ENTERPRISES INC	*	4,700	94,000
PGIC	MIKOHN GAMING CORP	*	19,180	240,901
MHK	MOHAWK INDUSTRIES	*	500	42,150
MCRI	MONARCH CASINO & RESORT	*	3,200	63,680
MNC	MONOCO COACH		1,700	27,455
MNTG	MTR GAMING GROUP INC	*	6,742	83,601
NAVR	NAVARRE CORP	*	1,700	13,515
FLYR	NAVIGANT INTERNATIONAL	*	1,800	24,588
UWN	NEVADA GOLD & CASINOS INC	*	500	6,400
NOBL	NOBLE INTERNATIONAL		1,500	33,990
ONEI	ONEIDA	*	1,100	2,750
PSUN	PACIFIC SUNWEAR OF CALIFORNIA	*	1,700	47,566
PNRA	PANERA BREAD COMPANY - CL A	*	700	39,571
PDGE	PDG ENVIRONMENTAL INC	*	23,300	34,950
PENN	PENN NATIONAL GAMING INC	*	5,100	149,838
PERY	PERRY ELLIS INTERNATIONAL	*	1,700	38,148
PETS	PETMED EXPRESS INC	*	1,000	7,410
PNK	PINNACLE ENTERTAINMENT INC	*	3,300	55,110
PHM	PULTE HOMES INC		1,800	132,534
ZQK	QUICKSILVER INC	*	3,300	95,799
RCII	RENT-A-CENTER INC	*	3,300	90,123
RIV	RIVIERA HOLDINGS CORP	*	4,300	52,030
SKS	SAKS INC	*	300	5,415
SAMC	SAMSONITE CORP	*	312,500	312,500
SNDS	SANDS REGENT	*	17,300	174,730
SCVL	SHOE CARNIVAL INC	*	300	5,250
SIRI	SIRIUS SATELLITE RADIO INC	*	3,100	17,422
SWB	SMITH & WESSON HOLDING CORP	*	67,700	163,157
SAH	SONIC AUTOMOTIVE INC		1,400	31,794
SMP	STANDARD MOTOR PRODUCTS		500	5,850
STN	STATION CASINOS INC		600	40,530
STNR	STEINER LEISURE LTD	*	300	9,807
TAGS	TARRANT APPAREL GROUP	*	7,700	15,939
TOA	TECHNICAL OLYMPIC USA INC		1,200	36,240
TPX	TEMPUR-PEDIC INTERNATIONAL	*	1,000	18,660
TWX	TIME WARNER INC	*	1,500	26,325
TIVO	TIVO INC	*	21,200	109,604
TJX	TJX COS INC		1,700	41,871
TOM	TOMMY HILFIGER CORP	*	1,400	16,380
TOY	TOYS "R" US INC	*	2,000	51,520
TWMC	TRANS WORLD ENTERTAINMENT	*	600	8,838
TRB	TRIBUNE CO		1,300	51,831
TUES	TUESDAY MORNING CORP	*	900	25,983
TUP	TUPPERWARE CORPORATION		400	8,144
UFI	UNIFI, INC	*	1,500	5,025
URBN	URBAN OUTFITTERS INC	*	700	33,579
VC	VISTEON CORP	*	700	3,997
WRNC	WARNACO GROUP	*	500	12,020
WCI	WCI COMMUNITIES INC	*	300	9,024
WCC	WESCO INTERNATIONAL INC	*	1,800	50,400
WLS	WILLIAM LYON HOMES INC	*	500	38,350
WSM	WILLIAMS-SONOMA INC	*	1,300	47,775
WLSN	WILSONS THE LEATHER EXPERTS	*	2,000	9,540
WGO	WINNEBAGO INDUSTRIES		200	6,320
XMSR	XM SATELLITE RADIO HOLD - CL A	*	400	12,600
UBET	YOUBET.COM INC	*	26,387	154,628
ZONS	ZONES INC	*	5,500	17,495

CONSUMER STAPLES - 2.7%				1,279,213
SE	7-ELEVEN INC	*	800	19,216
MO	ALTRIA GROUP INC		1,800	117,702
BJ	BJ'S WHOLESALE CLUB	*	200	6,212
BG	BUNGE LIMITED		900	48,492
CALM	CAL-MAINE FOODS INC		1,010	7,939
CQB	CHIQUITA BRANDS INTERNATIONAL		2,000	53,560
KO	COCA-COLA CO		1,100	45,837
KOF	COCA-COLA FEMSA -ADR		1,000	24,170
CAG	CONAGRA FOODS INC		1,200	32,424
COST	COSTCO WHOLESALE CORPORATION		200	8,836
CVS	CVS CORPORATION		300	15,786
DF	DEAN FOODS CO	*	600	20,580
DLM	DEL MONTE FOODS CO	*	2,900	31,465
DEO	DIAGEO -ADR		900	51,210
DMN	DIMON INC		1,500	9,375
FDP	FRESH DEL MONTE PRODUCE INC		200	6,104
GKIS	GOLD KIST INC	*	900	14,310
GAP	GREAT ATLANTIC & PACIFIC	*	2,800	41,720
HANS	HANSEN NATURAL CORP	*	1,000	60,070
IPSU	IMPERIAL SUGAR CO		1,300	18,083
IASGE	INTEGRATED ALARM SERVICES	*	1,500	7,500
LNCE	LANCE INC		2,000	32,140
MTEX	MANNATECH INC		1,100	21,505
MED	MEDIFAST INC	*	900	2,583
MGPI	MGP INGREDIENTS INC		400	3,336
MPE	MPOWER HOLDING CORP	*	16,500	23,760
PARL	PARLUX FRAGRANCES	*	9,900	214,335
PPC	PILGRIMS PRIDE CORP		1,700	60,724
PG	PROCTER & GAMBLE		900	47,700
REV	REVLON INC	*	25,200	72,576
RAD	RITE AID CORP	*	900	3,564
SAFM	SANDERSON FARMS		1,100	47,531
SFD	SMITHFIELD FOODS INC	*	700	22,085
SPTN	SPARTAN STORES INC	*	2,700	28,728
STSI	STAR SCIENTIFIC INC	*	800	4,232
SYY	SYSCO CORP		1,200	42,960
TSN	TYSON FOODS CL A		300	5,004
WNDXQ	WINN-DIXIE STORES INC	*	6,300	5,859

ENERGY - 24.7%				11,649,468
ABP	ABRAXAS PETROLEUM CORP	*	72,900	207,036
AHC	AMERADA HESS CORP		800	76,968
APC	ANADARKO PETROLEUM CORP		340	25,874
APA	APACHE CORP		800	48,984
ATLS	ATLAS AMERICA INC	*	400	14,468
BSIC	BASIC EARTH SCIENCE SYSTEMS	*	24,800	37,200
BRY	BERRY PETROLEUM		300	15,435
BRG	BG GROUP -ADR		300	11,820
BJS	BJ SERVICES		400	20,664
BP	BP -ADR		1,300	81,120
BPT	BP PRUDHOE BAY ROYALTY TRUST		1,400	97,720
BEXP	BRIGHAM EXPLORATION CO	*	2,500	23,075
BR	BURLINGTON RESOURCES INC		2,500	125,175
COG	CABOT OIL & GAS CORP		900	49,635
CDIS	CAL DIVE INTERNATIONAL INC	*	2,200	99,660
CPE	CALLON PETROLEUM COMPANY	*	9,100	141,414
CSPLF	CANADA SOUTHERN PETROLEUM	*	3,700	29,674
CNQ	CANADIAN NATURAL RESOURCES		4,600	261,372
SNG	CANADIAN SUPERIOR ENERGY INC	*	64,260	112,455
CNR	CANARGO ENERGY CORP	*	113,700	148,947
CRZO	CARRIZO OIL & GAS INC	*	600	10,194
CFK	CE FRANKLIN	*	1,800	11,340
CHK	CHESAPEAKE ENERGY CORP		4,600	100,924
CVX	CHEVRONTEXACO CORP		1,500	87,465
SNP	CHINA PETROLEUM & CHEMICAL		400	16,308
XEC	CIMAREX ENERGY CO	*	500	19,500
CEO	CNOOC LIMITED - ADR		1,600	87,536
CRK	COMSTOCK RESOURCES INC	*	500	14,370
COP	CONOCOPHILLIPS		2,100	226,464
DWSN	DAWSON GEOPHYSICAL CO	*	5,000	121,000
DPTR	DELTA PETROLEUM CORP	*	1,600	23,264
DNR	DENBURY RESOURCES INC	*	14,045	494,805
DVN	DEVON ENERGY CORPORATION		4,700	224,425
DO	DIAMOND OFFSHORE DRILLING		400	19,960
DYOLF	DYNAMIC OIS & GAS INC	*	6,400	15,232
EPEX	EDGE PETROLEUM CORP	*	5,300	87,768
EP	EL PASO CORPORATION		2,700	28,566
EPL	ENERGY PARTNERS	*	800	20,776
ETP	ENERGY TRANSFER PARTNERS		1,100	34,419
ENY	ENERNORTH INDUSTRIES INC	*	2,200	2,002
E	ENI -ADR		500	65,080
ESV	ENSCO INTERNATIONAL INC		300	11,298
EENC	ENTERRA ENERGY TRUST		900	18,117
EOG	EOG RESOURCES INC		300	14,622
EXM	EXCEL MARITIME CARRIERS	*	2,400	44,280
TXCO	EXPLORATION CO OF DELAWARE	*	900	5,170
XOM	EXXON MOBIL CORPORATION		1,200	71,520
FPPC	FIELDPOINT PETROLEUM CORP	*	102,600	302,670
FST	FOREST OIL CORP	*	700	28,350
FRO	FRONTLINE		4,600	225,400
FXEN	FX ENERGY INC	*	400	4,576
GMR	GENERAL MARITIME CORP	*	1,100	53,284
GEOI	GEORESOURCES INC	*	1,600	15,600
GI	GIANT INDUSTRIES INC	*	5,150	132,355
GLBL	GLOBAL INDUSTRIES INC	*	2,100	19,740
GSF	GLOBALSANTAFE CORP		400	14,816
GLNG	GOLAR	*	1,300	16,575
GDP	GOODRICH PETROLEUM CORP	*	3,500	73,955
GW	GREY WOLF INC	*	1,000	6,580
GMRK	GULFMARK OFFSHORE INC	*	400	10,364
GULF	GULFWEST ENERGY INC	*	7,800	9,048
HAL	HALLIBURTON CO		200	8,650
HNR	HARVEST NATURAL RESOURCES INC	*	5,600	66,584
HP	HELMERICH & PAYNE		300	11,907
HOC	HOLLY CORPORATION		1,100	40,997
HGT	HUGOTON ROYALTY TRUST		2,300	67,827
HYPD	HYPERDYNAMICS CORP	*	4,000	9,000
IMO	IMPERIAL OIL		700	53,298
IFNY	INFINITY INC	*	3,500	35,000
IO	INPUT/OUTPUT INC	*	1,700	10,965
IVAN	IVANHOE ENERGY INC	*	2,800	7,728
KCS	KCS ENERGY INC	*	2,900	44,544
KMG	KERR-MCGEE CO		1,100	86,163
KEG	KEY ENERGY GROUP INC	*	300	3,441
VLCCF	KNIGHTSBRIDGE TANKERS		7,050	274,668
LRT	LL&E ROYALTY TRUST		13,100	98,119
MMP	MAGELLAN MIDSTREAM PARTNERS		1,300	79,365
MHR	MAGNUM HUNTER RESOURCES INC	*	6,450	103,908
MRO	MARATHON OIL CORP		1,300	60,996
MTRX	MATRIX SERVICE CO	*	4,000	17,400
MVK	MAVERICK TUBE CORP	*	2,000	65,020
MMR	MCMORAN EXPLORATION	*	300	6,030
TMR	MERIDIAN RESOURCE CORP	*	4,800	24,768
MSSN	MISSION RESOURCES CORP	*	700	4,956
MUR	MURPHY OIL CORP		700	69,111
NBR	NABORS INDUSTRIES	*	500	29,570
NFX	NEWFIELD EXPLORATION COMPANY	*	400	29,704
NXY	NEXEN INC		400	21,972
NGAS	NGAS RESOURCES INC	*	6,000	28,260
NAT	NORDIC AMERICAN TANKER SHIPPING		5,300	251,485
NSS	NS GROUP INC	*	800	25,128
OXY	OCCIDENTAL PETROLEUM		700	49,819
OMM	OMI CORP		5,300	101,495
OMNI	OMNI ENERGY SERVICES CORP	*	3,900	8,268
OSG	OVERSEAS SHIPHOLDING GROUP		800	50,328
PLLL	PARALLEL PETROLEUM CORP	*	4,700	34,545
PKD	PARKER DRILLING CO	*	3,900	22,425
POG	PATINA OIL & GAS		1,000	40,000
PTEN	PATTERSON-UTI ENERYGY INC		1000	25,322
PGH	PENGROWTH ENERGY TRUST		4,700	94,000
PVA	PENN VIRGINIA CORP		800	36,720
PBT	PERMIAN BASIN ROYALTY TRUST		2,600	36,114
PZE	PETROBRAS ENERGIA -ADR	*	900	10,980
PCZ	PETRO-CANADA		800	46,288
PTR	PETROCHINA CO - ADR		700	44,254
PTF	PETROFUND ENERGY TRUST		2,100	30,702
PKZ	PETROKAZAKHSTAN INC - CL A		16,950	680,810
PBR	PETROLEO BRASILEIRO -ADR	*	3,200	141,376
PETD	PETROLEUM DEVELOPMENT CORP	*	1,300	48,997
PQUE	PETROQUEST ENERGY INC	*	2,800	18,592
PXP	PLAINS EXPLORATION & PRODUCT	*	4,800	167,520
PPP	POGO PRODUCING CO		1,600	78,784
PCO	PREMCOR INC		300	17,904
PDE	PRIDE INTERNATIONAL INC	*	400	9,936
PWI	PRIMEWEST ENERGY TRUST		6,100	146,156
RRC	RANGE RESOURCES CORP		300	7,008
RTK	RENTECH INC	*	8,100	10,611
REP	REPSOL YPF SA -ADR		3,500	92,925
REXI	RESOURCE AMERICA INC - CL A		700	24,532
RD	ROYAL DUTCH PETROLEUM -ADR		900	54,036
RES	RPC INCORPORATED		3,250	49,368
SSL	SASOL LTD - ADR		1,300	31,005
SLB	SCHLUMBERGER		300	21,144
SC	SHELL TRANSPORT & TRADING		1,100	59,796
SWN	SOUTHWESTERN ENERGY COMPANY	*	1,400	79,464
SM	ST MARY LAND & EXPLORATION		400	20,020
STO	STATOIL -ADR	*	2,400	41,136
SOSA	STOLT OFFSHORE -ADR	*	8,700	68,382
SU	SUNCOR ENERGY INC		8,400	337,764
SUN	SUNOCO INC		300	31,056
SPN	SUPERIOR ENERGY SERVICES INC	*	300	5,160
SFY	SWIFT ENERGY CO	*	300	8,532
TLM	TALISMAN ENERGY INC		1,200	40,980
TCLP	TC PIPELINES LP		800	28,680
TK	TEEKAY SHIPPING CORP		2,200	98,890
TELOZ	TEL OFFSHORE TRUST		2,100	17,157
TSO	TESORO CORP	*	3,500	129,570
TRU	TORCH ENERGY ROYALTY TRUST		4,000	31,440
TRGL	TOREADOR RESOURCES CORP	*	10,841	196,764
TGA	TRANSGLOBE ENERGY CORP	*	45,000	288,900
TMY	TRANSMERIDIAN EXPLORATION	*	71,400	162,078
TMG	TRANSMONTAIGNE OIL CO	*	3,100	24,800
RIG	TRANSOCEAN SEDCO FOREX INC	*	2,100	108,066
TIV	TRI-VALLEY CORP	*	200	1,580
TNP	TSAKOS ENERGY NAVIGATION		3,200	140,896
UPL	ULTRA PETROLEUM CORP	*	1,700	86,360
UNT	UNIT CORP	*	1,600	72,272
UCO	UNIVERSAL COMPRESSION HOLDINGS	*	800	30,296
UCL	UNOCAL CORP		1,200	74,028
USEG	US ENERGY CORP - WYOMING	*	9,000	53,820
EGY	VAALCO ENERGY INC	*	27,100	103,793
VLO	VALERO ENERGY CORP		3,300	241,791
VTS	VERITAS DGC INC	*	400	11,984
VPI	VINTAGE PETROLEUM INC		16,150	508,079
WLL	WHITING PETROLEUM	*	1,200	48,936
WMB	WILLIAMS COMPANIES INC		1,300	24,453
INT	WORLD FUEL SERVICES INC		2,800	88,200
XTO	XTO ENERGY INC		2,966	97,403

FINANCIALS - 9.2%				4,351,869
ABN	ABN AMRO -ADR		300	7,443
AACE	ACE CASH EXPRESS INC	*	500	11,375
ACRTQ	ACTRADE FINANCIAL TECHNOLOGIES (A)	*	53,600	-
AMG	AFFILIATED MANAGERS GROUP	*	500	31,015
AZ	ALLIANZ -ADR		8,200	104,304
ALL	ALLSTATE CORP		300	16,218
AFG	AMERICAN FINANCIAL GROUP INC		3,300	101,640
AHM	AMERICAN HOME MORTGAGE INVES		1,300	37,232
AIG	AMERICAN INTERNATIONAL GROUP		300	16,623
ACF	AMERICREDIT CORPORATION	*	1,200	28,128
AMH	AMERUS GROUP CO		500	23,625
ASO	AMSOUTH BANCORP		400	10,380
ANH	ANWORTH MORTGAGE ASSET CORP		1,200	11,460
AOC	AON CORPORATION		1,400	31,976
ACGL	ARCH CAPITAL GROUP	*	3,100	124,124
AGII	ARGONAUT GROUP, INCORPORTED	*	900	19,098
ASFI	ASTA FUNDING INC		600	12,702
BBD	BANCO BRADESCO - ADR	*	400	11,600
BLX	BANCO LATINOAMERICANO		2,100	42,924
CIB	BANCOLOMBIA -ADR		4,400	58,784
BAC	BANK OF AMERICA CORP		700	30,870
BNS	BANK OF NOVA SCOTIA	*	300	9,798
BBX	BANKATLANTIC BANCORP INC		2,300	40,020
BCS	BARCLAYS PLC SPONS -ADR		400	16,576
BSC	BEAR STEARNS COMPANIES INC		400	39,960
BXG	BLUEGREEN CORP	*	3,446	44,281
BRW	BRISTOL WEST HOLDINGS INC		400	6,200
CTGI	CAPITAL TITLE GROUP INC		500	3,065
CBL	CBL & ASSOCIATES PROPERTIES		300	21,453
CDR	CEDAR SHOPPING CENTERS		3,400	48,416
CERG	CERES GROUP INC	*	2,200	11,946
CME	CHICAGO MERCANTILE EXCHANGE		1,200	232,836
CIT	CIT GROUP INC		1,000	38,000
CLP	COLONIAL PROPERTIES TRUST		900	34,569
CBH	COMMERCE BANCORP INC		1,000	32,470
CGI	COMMERCE GROUP INC		700	43,386
TCR	CORNERSTONE REALTY INCOME		800	7,936
CORS	CORUS BANKSHARES INC		300	14,307
CIK	CREDIT SUISSE ASSET MANAGEMENT		2,900	12,992
DRL	DORAL FINANCIAL CORP		4,600	100,722
ET	E*TRADE FINANCIAL CORPORATION	*	2,000	24,000
ENH	ENDURANCE SPECIALTY HOLDINGS		800	30,272
EQY	EQUITY ONE INC		2,500	51,475
RE	EVEREST RE GROUP		800	68,088
EZPW	EZCORP INC	*	6,800	90,304
FNF	FIDELITY NATIONAL FINANCIAL		3,800	125,172
FITB	FIFTH THIRD BANCORP		500	21,490
FAF	FIRST AMERICAN CORPORATION		2,900	95,526
FCFS	FIRST CASH FINANCIAL SERVICES	*	2,700	57,159
FAC	FIRST ACCEPTANCE CORP	*	200	2,120
FPIC	FPIC INSURANCE GROUP INC	*	1,700	54,655
FBR	FRIEDMAN BILLINGS RAMSEY		2,335	37,056
HDB	HDFC BANK - ADR		300	12,609
HMN	HORACE MANN EDUCATORS		300	5,322
HRP	HRPT PROPERTIES TRUST		2,000	23,820
IBN	ICICI BANK -ADR		900	18,648
IMH	IMPAC MORTGAGE HOLDINGS INC		2,300	44,114
ICBC	INDEPENDENCE COMMUNITY BANK		300	11,700
NDE	INDYMAC BANCORP INC		500	17,000
IPCC	INFINITY PROPERTY & CASUALTY		3,200	100,032
ING	ING GROEP -ADR		600	18,138
IFIN	INVESTORS FINANCIAL SERVICES		600	29,346
IRS	IRSA-INVERSIONES Y REPRSNT	*	4,900	61,495
JPM	JPMORGAN CHASE & CO		600	20,760
KEY	KEYCORP		300	9,735
KRC	KILROY REALTY		200	8,182
LFG	LANDAMERICA FINANCIAL GROUP		1,900	95,057
LUK	LEUCADIA NATIONAL CORP		2,000	68,700
LEV	LEVITT CORPORATION		1,900	48,716
LXP	LEXINGTON CORP		1400	30,755
LNC	LINCOLN NATIONAL CORP		1,000	45,140
LUM	LUMINENT MORTGAGE CAPITAL		1,600	17,568
MXRE	MAX RE CAPITAL		500	11,765
MBI	MBIA INC		700	36,596
KRB	MBNA CORPORATION		1,200	29,460
MCGC	MCG CAPITAL CORPORATION		300	4,616
MHX	MERISTAR HOSPITALITY CORP	*	300	2,100
MXT	METRIS COMPANIES INC	*	3,300	38,247
MGI	MONEYGRAM INTERNATIONAL		1,000	18,890
NBG	NATIONAL BANK OF GREECE - ADR	*	1,500	10,320
NCC	NATIONAL CITY CORPORATION		3,400	113,900
NEW	NEW CENTURY FINANCIAL CORP		2,200	103,004
NKBS	NEWTEK BUSINESS SERVICES INC	*	1,000	3,760
NFB	NORTH FORK BANCORP		1,300	36,062
NFI	NOVASTAR FINANCIAL INC		500	18,005
ORH	ODYSSEY RE HOLDINGS CORP		3,000	75,120
OHB	ORLEANS HOMEBUILDERS INC		2,200	40,458
PEI	PENN REAL ESTATE INVESTMENT TRUST		200	8,064
PBCT	PEOPLES BANK BRIDGEPORT		300	12,285
PTP	PLATINUM UNDERWRITERS HOLDINDS		1,500	44,550
PCL	PLUM CREEK TIMBER CO		1,100	39,270
PVTB	PRIVATEBANCORP INC		600	18,846
PBCP	PROVIDENT BANCORP INC		900	11,016
PBKS	PROVIDENT BANKSHARES CORP		500	16,480
PFS	PROVIDENT FINANCIAL SERVICES		700	11,970
PVN	PROVIDIAN FINANCIAL CORP	*	2,900	49,764
RDN	RADIAN GROUP INC		200	9,548
RWT	REDWOOD TRUST INC		1,300	66,534
RGA	REINSURANCE GROUP OF AMERICA		600	25,548
RNR	RENAISSANCE RE HOLDINGS		1,600	74,720
RTWI	RTW INC	*	700	7,350
SCT	SCOTTISH ANNUITY & LIFE		1,100	24,772
SFL	SHIP FINANCE INTERNATIONAL		5,503	111,711
SPG	SIMON PROPERTY GROUP		210	11,640
STA	ST PAUL TRAVELERS COMPANIES		800	29,384
STC	STEWART INFORMATION SERVICES		600	22,512
TARR	TARRAGON CORP	*	8,000	161,520
TMA	THORNBURG MORTGAGE INC		720	20,189
TMK	TORCHMARK CORP		400	20,880
TRST	TRUSTCO BANK		300	3,447
UBB	UNIBANCO	*	800	27,504
UFCS	UNITED FIRE & CASUALTY CO		800	27,064
UNM	UNUMPROVIDENT CORP		400	6,808
VTA	VESTA INSURANCE GROUP INC	*	1,800	6,390
WM	WASHINGTON MUTUAL INC		1300	51,311
WRE	WASHINGTON REIT		400	11,500
WTFC	WINTRUST FINANCIAL CORP		900	42,381

HEALTH CARE - 6.9%				3,261,806
ADAM	A.D.A.M., INC	*	8,400	47,124
ASTM	AASTROM BIOSCIENCES INC	*	66,400	138,112
ABRX	ABLE LABORATORIES INC	*	5,200	121,992
ANSI	ADVANCED NEUROMODULATION SYS	*	400	10,724
AEGN	AEROGEN INC	*	10,200	13,668
ALO	ALPHARMA INC - CL A		200	2,464
APPX	AMERICAN PHARMACEUTICAL	*	1,000	51,740
ACR	AMERICAN RETIREMENT CORP	*	1,600	23,264
AGP	AMERIGROUP CORP	*	700	25,592
AMCS	AMICAS INC	*	3,600	13,248
ADRX	ANDRX GROUP	*	1,600	36,272
ANGN	ANGEION CORP	*	2,075	5,188
AVAN	AVANT IMMUNOTHERAPEUTICS INC	*	14,000	22,820
AVII	AVI BIOPHARMA INC	*	17,000	42,500
BIIB	BIOGEN IDEC INC	*	500	17,255
BJCT	BIOJECT MEDICAL TECHNOLOGIES	*	30,000	40,200
BSTE	BIOSITE INCORPORATED	*	800	41,624
BSX	BOSTON SCIENTIFIC CORP	*	600	17,574
BDY	BRADLEY PHARMACEUTICALS INC	*	300	2,868
BMY	BRISTOL-MEYERS SQUIBB CO		800	20,368
BRKR	BRUKER BIOSCIENCES CORP	*	14,871	52,346
CLZR	CANDELA CORP	*	3,400	30,328
CMX	CAREMARK RX INC	*	100	3,978
CERS	CERUS CORP	*	5,180	15,903
CVH	COVENTRY HEALTH CARE INC	*	300	20,442
CRIS	CURIS INC	*	4,300	15,394
DVA	DAVITA INC	*	1,200	50,220
DOC	DIGITAL ANGEL CORP	*	11,500	52,670
DPII	DISCOVERY PARTNERS INTERNATIONAL	*	15,400	49,280
DJO	DJ ORTHOPEDICS INC	*	2,000	50,100
RDY	DOCTOR REDDY'S -ADR		300	5,142
ELN	ELAN CORP -ADR	*	27,200	88,557
ENMD	ENTREMED INC	*	4,055	8,515
ENZN	ENZON PHARMACEUTICALS INC	*	1,200	12,228
FSH	FISHER SCIENTIFIC INTERNATIONAL	*	300	17,076
FMTI	FORBES MEDI-TECH INC	*	1,100	2,288
GLGC	GENE LOGIC INC	*	23,200	72,848
GNVC	GENVEC INC	*	700	1,211
HCA	HCA - THE HEALTHCARE COMPANY		600	32,142
HEB	HEMISPHERX BIOPHARMA INC	*	17,700	26,550
HITK	HI-TECH PHARMACAL CO INC	*	7,900	173,642
HEPH	HOLLIS-EDEN PHARMACEUTICALS	*	670	4,720
HUM	HUMANA INC	*	100	3,194
ICLR	ICON -ADR	*	400	15,008
IMCL	IMCLONE SYSTEMS	*	500	17,250
BLUD	IMMUCOR INC	*	200	6,038
IMNR	IMMUNE RESPONSE CORP	*	42,100	32,838
IVX	IVAX CORP	*	1,300	25,701
KNDL	KENDLE INTERNATIONAL	*	7,900	90,850
KOSP	KOS PHARMACEUTICALS INC	*	1,600	66,688
LCI	LANNETT CO INC	*	2,700	17,010
LCAV	LCA-VISION INC		500	16,650
LCBM	LIFECORE BIOMEDICAL	*	1,000	17,770
LPNT	LIFEPOINT HOSPITALS INC	*	800	35,072
MCK	MCKESSON HBOC INC		600	22,650
MDCI	MEDICAL ACTION	*	1,100	20,790
MDKI	MEDICORE INC	*	3,500	41,125
MRK	MERCK & CO		4,400	142,428
MRGE	MERGE TECHNOLOGIES INC	*	900	15,795
VIVO	MERIDIAN BIOSCIENCE INC		600	8,940
MDF	METRO HEALTH NETWORKS INC	*	19,200	43,200
MTMD	MICROTEK MEDICAL HOLDINGS	*	1,700	6,086
MYGN	MYRIAD GENETICS INC	*	2,400	44,136
NERX	NEORX CORP	*	16,500	16,335
NFLD	NORTHFIELD LABORATORIES INC	*	3,178	35,752
NOVA	NOVAMED EYECARE INC	*	8,400	48,300
NVS	NOVARTIS -ADR		900	42,102
OCA	OCA INC	*	700	2,975
OPTN	OPTION CARE INC		2,792	57,487
PRZ	PAINCARE HOLDINGS INC	*	38,600	193,000
PRX	PAR PHARMACEUTICALS	*	300	10,032
PFE	PFIZER INC		9,600	252,192
PRCS	PRAECIS PHARMACEUTICALS INC	*	1,557	1,635
SGP	SCHERING-PLOUGH CORP		300	5,445
SQNM	SEQUENOM INC.	*	227,291	238,656
SCI	SERVICE CORP INTERNATIONAL	*	2,350	17,578
SONT	SONTRA MEDICAL CORP	*	6,400	7,424
SRZ	SUNRISE SENIOR LIVING INC	*	1,700	82,620
SRDX	SURMODICS INC	*	1,100	35,101
TGX	THREAGENICS CORP	*	1,200	4,128
TTP	TITAN PHARMACEUTICALS INC	*	3,800	8,436
TZIX	TRIZETTO GROUP INC	*	1,800	16,758
ULGX	UROLOGIX INC	*	1,100	5,049
VICL	VICAL INC	*	2,400	9,600
XNVA	XENOVA - ADR	*	1,900	1,805

INDUSTRIALS - 6.7%				3,165,759
AIR	AAR CORP	*	400	5,440
ABB	ABB -ADR	*	1,100	6,820
ACPW	ACTIVE POWER INC	*	10,200	33,048
ASF	ADMINISTAFF INC		400	5,840
AERTA	ADVANCED ENVIRONMENTAL RECYCLE TECH	*	7,800	10,920
AG	AGCO CORP	*	400	7,300
AIRT	AIR T INC		3,500	60,585
APCC	AMERICAN POWER CONVERSION CO		3,400	88,774
AMSC	AMERICAN SUPERCONDUCTOR	*	3400	33,720
AMXC	AMX CORP	*	500	11,225
AH	ARMOR HOLDINGS INC	*	1,700	63,053
ARTX	AROTECH CORP	*	8,900	12,371
AACC	ASSET ACCEPTANCE CAPITAL	*	300	5,724
ASTE	ASTEC INDUSTRIES INC	*	1,300	28,665
AVL	AVIALL INC.	*	3,470	97,160
BLDP	BALLARD POWER SYSTEMS INC	*	400	2,068
BEAV	BE AEROSPACE INC	*	1,500	18,000
BCON	BEACON POWER CORP	*	2,100	2,163
BEL	BENNETT ENVIRONMENTAL INC	*	37,300	107,485
BXC	BLUELINX HOLDINGS INC	*	300	4,053
BA	BOEING		600	35,076
BCO	BRINK'S CO/THE		300	10,380
BUCY	BUCYRUS INTERNATIONAL		300	11,718
BNI	BURLINGTON NORTHERN SANTA FE		200	10,786
CLDN	CELADON GROUP INC	*	200	3,710
CD	CENDANT CORP		500	10,270
CBIZ	CENTURY BUSINESS SERVICES	*	7,400	30,340
CVO	CENVEO INC	*	1,500	8,460
CRDN	CERADYNE INC	*	1,000	22,370
CNH	CNH GLOBAL		600	11,274
CMCO	COLUMBUS MCKINNON CORPORATION	*	400	5,448
FIX	COMFORT SYSTEMS USA	*	2,700	20,925
CAL	CONTINENTAL AIRLINES - CL B	*	3,400	40,936
CPRT	COPART INC	*	2,100	49,476
COCO	CORINTHIAN COLLEGES INC	*	500	7,860
CSX	CSX CORP		400	16,660
CMI	CUMMINS INC		600	42,210
CW	CURTISS-WRIGHT CORP		500	28,500
DAR	DARLING INTERNATIONAL INC	*	2,600	10,374
DAL	DELTA AIRLINES	*	600	2,430
DRTK	DURATEK INC	*	1,900	37,905
BOOM	DYANAMIC MATERIALS CORP	*	6,515	229,458
ICA	EMPRESAS ICA -ADR	*	18,100	41,764
WIRE	ENCORE WIRE CORP	*	4,100	41,820
ENG	ENGLOBAL CORP	*	18,000	42,300
NPO	ENPRO INDUSTRIES INC	*	500	13,750
ESLR	EVERGREEN SOLAR INC	*	5,800	41,006
XJT	EXPRESSJET HOLDINGS	*	1,350	15,403
FLOW	FLOW INTERNATIONAL CORP	*	2,000	12,040
FLYI	FLYI INC	*	465	591
FFEX	FROZEN FOOD EXPRESS	*	700	8,064
FCEL	FUELCELL ENERGY INC	*	300	2,994
GMT	GATX CORP		1,200	39,828
GD	GENERAL DYNAMICS CORP		600	64,230
GE	GENERAL ELECTRIC CO		300	10,818
ASR	GRUPO AEROPORTUARIO -ADR		1,100	30,855
HXL	HEXCEL CORP	*	200	3,102
HOM	HOME SOLUTIONS OF AMERICA	*	3,100	4,991
HURC	HURCO COMPANIES	*	300	4,185
ICTS	ICTS INTERNATIONAL	*	4,800	13,104
IKN	IKON OFFICE SOLUTIONS INC		3,000	29,670
IDSA	INDUSTRIAL SERVICES OF AMERICA		900	5,805
ISSC	INNOVATIVE SOLUTIONS	*	1,700	53,975
IIIN	INSTEEL INDUSTRIES	*	900	13,518
IES	INTEGRATED ELECTRICAL SERVICES	*	700	1,932
IMGC	INTERMAGNETICS GENERAL CORP	*	800	19,472
IED	INVESTOOLS INC	*	16,000	82,560
IRSN	IRVINE SENSORS CORP	*	13,300	27,265
JLG	JLG INDUSTRIES INC		300	6,465
JOYG	JOY GLOBAL INC		1,100	38,566
KEX	KIRBY CORP	*	200	8,406
LFL	LAN CHILE -ADR		300	10,680
MACE	MACE SECURITY INTERNATIONAL INC	*	10,100	26,674
MAG	MAGNETEK INC	*	1,100	5,863
MHM	MASONITE INTERNATIONAL CORP	*	900	31,320
MDR	MCDERMOTT INTERNATIONAL INC	*	700	13,251
MVCO	MEADOW VALLEY CORP	*	18,400	135,240
MESA	MESA AIR GROUP INC.	*	3,000	21,000
BKR	MICHAEL BAKER CORP	*	3,900	85,995
MWAV	M-WAVE INC	*	42,100	53,888
NCOG	NCO GROUP INC	*	200	3,910
NWS/A	NEWS CORP INC - CL A		1,224	20,710
NSC	NORFOLK SOUTHERN CO		300	11,115
ORB	ORBITAL SCIENCES CORP	*	300	2,904
OSK	OSHKOSH TRUCK CORP		200	16,398
PKOH	PARK-OHIO HOLDINGS CORP	*	600	11,244
PNN	PENN ENGINEERING AND MANUFACTURING		200	3,610
PCR	PERINI CORP	*	600	8,274
PESI	PERMA-FIX ENVIRONMENTAL SERVICES	*	25,000	45,000
ANTP	PHAZAR CORP	*	300	8,760
PNCL	PINNACLE AIRLINES CORPORATION	*	1,300	13,806
PLUG	PLUG POWER INC.	*	300	1,980
PPD	PREPAID LEGAL SERVICES INC		1,200	40,608
PWR	QUANTA SERVICES INC	*	500	3,815
RRA	RAILAMERICA INC	*	400	4,992
RTN	RAYTHEON CO		700	27,090
RS	RELIANCE STEEL AND ALUMINUM		800	32,008
RJET	REPUBLIC AIRWAYS HOLDINGS	*	300	3,750
RYG	ROYAL GROUP TECHNOLOGIES	*	900	9,495
SCHS	SCHOOL SPECIALTY INC	*	800	31,328
SCST	SCS TRANSPORTATION INC	*	300	5,577
SCR/A	SEA CONTAINERS - CL A		2,600	47,476
SWW	SITEL CORP	*	2,300	4,508
SVC	STEWART AND STEVENSON		1,400	32,046
SNSA	STOLT-NIELSEN -ADR		800	28,680
SNHY	SUN HYDRAULICS CORP		300	9,018
SWFT	SWIFT TRANSPORTATION	*	1,200	26,568
TTM	TATA MOTORS -ADR	*	300	2,910
TS	TENARIS -ADR		200	12,302
TII	THOMAS INDUSTRIES INC		300	11,892
TWI	TITAN INTERNATIONAL INC		3,000	43,110
TKS	TOMKINS -ADR		1,400	28,630
TRMM	TRM CORPORATION	*	1,700	34,357
TVIN	TVI CORP	*	849	4,186
XPRSA	U.S. XPRESS ENTERPRISES - CL A	*	900	14,715
UIC	UNITED INDUSTRIAL CORP		200	5,924
UFPI	UNIVERSAL FOREST PRODUCTS		800	31,080
URS	URS CORPORATION	*	800	23,000
USG	USG CORP	*	1,800	59,688
VLNC	VALENCE TECHNOLOGY INC	*	3,287	10,091
VTRU	VERTRUE INC	*	700	24,808
VOLVY	VOLVO -ADR		400	17,760
WNC	WABASH NATIONAL CORP		300	7,320
WLT	WALTER INDUSTRIES INC		800	34,040
WSII	WASTE SERVICES INC	*	5,600	19,600
WSO	WATSCO INC		200	8,420
WERN	WERNER ENTERPRISES INC		200	3,886

INFORMATION TECHNOLOGY - 9.4%				4,435,268
ACSEF	ACS-TECH80 LTD	*	1,400	7,910
ATVI	ACTIVISION INC	*	400	5,920
ADCT	ADC TELECOMMUNICATIONS INC	*	3,100	6,169
ARXX	AEROFLEX INC	*	300	2,799
AGYS	AGILYSYS INC		600	11,796
AIXG	AIXTRON -ADR	*	153	636
AFOP	ALLIANCE FIBER OPTIC PRODUCTS	*	1,400	1,357
ALSC	ALLIANCE SEMICONDUCTOR	*	300	747
DOX	AMDOCS	*	700	19,880
ATCO	AMERICAN TECH CORP	*	61,100	496,132
ANAD	ANADIGICS	*	300	432
ADI	ANALOG DEVICES		200	7,228
AAPL	APPLE COMPUTER INC	*	1,800	75,006
AMAT	APPLIED MATERIALS INC		1,000	16,250
AMCC	APPLIED MICRO CIRCUITS CORP	*	400	1,316
APLX	APPLIX INC	*	4,100	24,702
ASTT	ASAT HOLDINGS - ADR	*	800	808
ASYT	ASYST TECHNOLOGIES	*	1,600	7,664
ATAR	ATARI INC	*	29,200	92,272
ATYT	ATI TECHNOLOGIES INC	*	4,000	69,040
ATML	ATMEL CORPORATION	*	1,100	3,245
AUO	AU OPTRONICS -ADR		3,335	48,891
AVT	AVNET INC	*	300	5,526
ACLS	AXCELIS TECHNOLOGIES INC	*	300	2,190
AXO	AXS-ONE INC	*	18,200	60,970
BKYI	BIO-KEY INTERNATIONAL INC	*	37,800	47,628
BRST	BURST.COM INC	*	20,400	34,272
CAMD	CALIFORNIA MICRO DEVICES	*	1,200	6,060
CACS	CARRIER ACCESS CORP	*	3,640	21,694
CATS	CATALYST SEMICONDUCTOR	*	3,200	13,664
CCBL	C-COR INC	*	600	3,648
CHKP	CHECK POINT SOFTWARE TECH	*	600	13,044
CKFR	CHECKFREE CORP	*	400	16,304
IMOS	CHIPMOS TECHNOLOGIES BERMUDA	*	6,900	44,298
CIEN	CIENA CORP	*	2,700	4,644
CSCO	CISCO SYSTEMS INC	*	2,500	44,725
CKCM	CLICK COMMERCE INC	*	24,100	343,907
CTT	COMPETITIVE TECHNOLOGIES INC	*	200	2,796
CONN	CONN'S INC	*	1,200	22,560
CVG	CONVERGYS CORP	*	1,400	20,902
GLW	CORNING INC	*	700	7,791
CMOS	CREDENCE SYSTEMS CORP	*	700	5,537
CREE	CREE INC	*	900	19,575
CRYP	CRYPTOLOGIC INC		800	24,784
CYBE	CYBEROPTICS CORPORATION	*	300	3,744
DAKT	DAKTRONICS INC.	*	1,200	25,980
ELNK	EARTHLINK INC.	*	600	5,400
ECLG	ECOLLEGE.COM INC	*	900	11,646
EGLS	ELECTROGLAS INC	*	2,200	8,690
EMA	EMAGIN CORPORATION CORP	*	91,100	85,634
ERICY	ERICSSON -ADR		300	8,460
FARO	FARO TECHNOLOGIES INC	*	300	7,062
FNSR	FINISAR CORPORATION	*	800	1,000
FDC	FIRST DATA		300	11,793
FORG	FORGENT NETWORKS INC	*	800	1,696
GIGM	GIGAMEDIA LIMITED	*	9,250	14,337
GILTF	GILAT SATELLITE NETWORKS	*	3,000	19,440
GISX	GLOBAL IMAGING SYSTEMS	*	1,300	46,098
GOOG	GOOGLE INC.	*	300	54,153
GRIC	GOREMOTE INTERNET	*	6,700	10,238
GDTI	GUARDIAN TECHNOLOGIES	*	3,250	10,108
GRU	GURUNET CORP	*	400	7,512
HPQ	HEWLETT-PACKARD		300	6,582
HOMS	HOMESTORE INC	*	1,300	2,886
IBIS	IBIS TECHNOLOGY CORP	*	36,100	79,456
IDSY	ID SYSTEMS INC	*	1,300	14,404
ILMN	ILLUMINA INC	*	500	4,040
IIG	IMERGENT INC	*	5,400	52,974
INSP	INFOSPACE INC	*	1,300	53,079
INVX	INNOVEX INC	*	2,700	9,531
ISSI	INTEGRATED SILICON SOLUTION	*	2,200	14,740
INTC	INTEL CORP		600	13,938
ICCA	INTERNET COMMERCE CL A	*	17,100	34,200
IVAC	INTEVAC, INC.	*	1,000	9,430
IOM	IOMEGA		4,000	17,160
IPAS	IPASS INC	*	3,300	20,196
JCOM	J2 GLOBAL COMMUNICATIONS, IN	*	400	13,724
JBL	JABIL CIRCUIT INC	*	1,200	34,224
JDAS	JDA SOFTWARE GROUP INC	*	1,800	25,272
JDSU	JDS UNIPHASE CORP	*	300	501
JNPR	JUNIPER NETWORKS INC	*	400	8,824
KEM	KEMET CORP	*	600	4,650
KOMG	KOMAG INC.	*	990	22,127
KOPN	KOPIN CORP	*	7,750	23,793
LFUS	LITTLELFUSE INC	*	600	17,190
LOGI	LOGITECH INTL	*	500	30,440
LOJN	LOJACK CORP	*	1,600	22,032
LOUD	LOUDEYE CORPORATION	*	40,750	60,310
LU	LUCENT TECHNOLOGIES INC	*	2,500	6,875
MVSN	MACROVISION CORP	*	1,400	31,906
MAGS	MAGAL SECURITY		4,000	46,440
MRVL	MARVELL TECHNOLOGY GROUP	*	200	7,668
MTSN	MATTSON TECHNOLOGY INC	*	2,500	19,850
MSFT	MICROSOFT CORP		10,600	256,202
MWY	MIDWAY GAMES INC	*	6,600	67,716
MIKR	MIKRON INFRARED INC	*	400	2,708
MNDO	MIND CTI		1,500	5,835
MRVC	MRV COMMUNICATIONS INC	*	16,700	53,941
MFLX	MULTI-FINELINE ELECTRONIX	*	4,400	77,660
NANO	NANOMETRICS INC	*	1,500	17,655
NAPS	NAPSTER INC	*	17,300	112,623
NWRE	NEOWARE SYSTEMS INC	*	700	7,301
NTGR	NETGEAR INC	*	1,352	20,402
NINE	NINETOWNS DIGITAL WORLD	*	1,500	13,605
NOK	NOKIA CORP-ADR		300	4,629
NT	NORTEL NETWORKS CORP	*	3,200	8,736
NGPS	NOVATEL INC	*	1,000	20,900
NVTL	NOVATEL WIRELESS INC	*	400	4,300
NOVL	NOVELL INC	*	400	2,384
NVDA	NVIDIA CORP	*	700	16,632
ONNN	ON SEMICONDUCTOR CORPORATION	*	400	1,580
OPTV	OPENTV CORP	*	3,000	8,520
OPLK	OPLINK COMMUNICATIONS INC	*	700	1,099
OSIS	OSI SYSTEMS INC	*	2,300	40,273
PMTR	PEMSTAR INC	*	1,100	1,298
PSPT	PEOPLESUPPORT INC	*	1,500	13,200
PRFT	PERFICIENT INC	*	16,927	130,169
PFSW	PFSWEB INC.	*	13,050	33,930
PLT	PLANTRONICS INC		500	19,040
PLCM	POLYCOM INC	*	200	3,390
RADN	RADYNE COMSTREAM INC	*	700	5,719
RAE	RAE SYSTEMS INC	*	35,000	107,450
RNDC	RAINDANCE COMMUNICATIONS INC	*	3,400	8,537
RNWK	REALNETWORKS INC	*	1,300	7,514
RFMD	RF MICRO DEVICES INC	*	400	2,088
SFE	SAFEGUARD SCIENTIFICS INC	*	1,800	2,556
SCSC	SCANSOURCE INC	*	400	20,732
SWIR	SIERRA WIRELESS INC	*	2,300	18,906
SIGM	SIGMA DESIGNS INC	*	300	3,186
SIMG	SILICON IMAGE INC	*	2,500	25,150
STEC	SIMPLETECH INC	*	4,946	19,487
SMSI	SMITH MICRO SOFTWARE INC	*	3,000	14,670
SMTX	SMTC CORPORATION	*	500	555
SOHU	SOHU.COM INC	*	600	10,548
SLR	SOLECTRON CORP	*	10,600	36,782
SLNK	SPECTRALINK CORP		3,254	45,946
SCLD	STEELCLOUD INC	*	7,400	20,350
STKR	STOCKERYALE INC	*	900	891
STOR	STORAGE NETWORKS INC	*	24,000	-
SUNW	SUN MICROSYSTEMS INC	*	2,300	9,292
SCON	SUPERCONDUCTOR TECHNOLOGIES	*	17,100	11,628
SYBR	SYNERGY BRANDS INC	*	600	1,434
TSM	TAIWAN SEMICONDUCTOR -ADR		1,300	11,024
TTWO	TAKE-TWO INTERACTIVE SOFTWARE	*	700	27,370
TALX	TALX CORP		1,700	30,872
TASR	TASER INTERNATIONAL INC	*	600	7,200
TSCC	TECHNOLOGY SOLUTIONS INC	*	4,900	4,949
TGAL	TEGAL CORP	*	768	1,098
TIII	TII INDUSTRIES INC	*	5,000	9,645
TOMO	TOM ONLINE	*	300	3,771
TSEM	TOWER SEMICONDUCTOR	*	1,200	2,124
TACT	TRANSACT TECHNOLOGIES INC	*	4,600	46,046
TMTA	TRANSMETA CORP/DELAWARE	*	124,100	115,413
TXCC	TRANSWITCH CORP	*	1,600	2,192
TRKN	TRIKON TECHNOLOGIES INC	*	9,300	18,600
TYL	TYLER TECHNOLOGIES INC	*	900	6,849
UIS	UNISYS CORP	*	300	2,118
UMC	UNITED MICROELECTRONICS - ADR	*	1,800	6,066
VDSI	VASCO DATA SECURITY	*	5,300	33,337
VRLK	VERILINK CORP	*	500	1,016
VRSN	VERISIGN INC	*	800	22,960
VERT	VERTICALNET INC	*	800	696
VSAT	VIASAT INC	*	1,000	18,690
VSH	VISHAY INTERTECHNOLOGY INC	*	600	7,458
VTSS	VITESSE SEMICONDUCTOR CORP	*	500	1,340
WZEN	WEBZEN INC		700	3,962
WSTL	WESTELL TECHNOLOGIES INC-CL A	*	1,600	8,816
XRX	XEROX CORP	*	500	7,575
YHOO	YAHOO! INC	*	200	6,780

MATERIALS - 11.0%				5,153,762
AEM	AGNICO-EAGLE MINES LIMITED		1,300	18,915
AGU	AGRIUM INC		400	7,300
AKS	AK STEEL HOLDING CORP	*	24,800	274,288
AA	ALCOA INC		600	18,234
ARS	ALERIS INTERNATIONAL INC	*	2,500	62,375
ATI	ALLEGHENY TECHNOLOGIES INC		500	12,055
ARLP	ALLIANCE RESOURCE PARTNERS		2,100	134,988
ACO	AMCOL INTERNATIONAL CORP		200	3,752
AAUK	ANGLO AMERICAN -ADR		900	21,510
AU	ANGLOGOLD LIMITED-ADR		600	20,670
SIL	APEX SILVER MINES LIMITED	*	200	3,204
ACI	ARCH COAL, INC.		700	30,107
ATPL	ATLANTIS PLASTICS INC - CL A	*	600	14,250
AZK	AURIZON MINES	*	9,400	9,964
ABX	BARRICK GOLD CORP		800	19,168
BGO	BEMA GOLD CORP	*	1,700	4,556
BHP	BHP BILLITON -ADR		2,700	75,546
BW	BRUSH WELLMAN INC	*	200	3,806
CCC	CALGON CARBON CORP		1,100	9,394
CBJ	CAMBIOR INCORPORATED	*	3,400	7,378
CCJ	CAMECO CORPORATION		900	39,816
CAU	CANYON RESOURCES CORPORATION	*	2,200	1,584
CRS	CARPENTER TECHNOLOGY		300	17,823
CAS	CASTLE (A.M.) & CO	*	2,100	26,460
CX	CEMEX -ADR		800	29,000
CENX	CENTURY ALUMINUM COMPANY	*	200	6,052
CFCI	CFC INTERNATIONAL INC	*	2,100	46,431
CSK	CHESAPEAKE CORPORATION		200	4,204
BVN	CIA DE MINAS BUENAVENTURA -ADR		600	13,668
SID	CIA SIDERURGICA -ADR		2,200	53,020
RIO	CIA VALE DO RIO DOCE -ADR		3,945	124,701
CLF	CLEVELAND CLIFFS CORP		1,700	123,879
CDE	COEUR D'ALENE MINES CORP	*	18,900	69,618
CMC	COMMERCIAL METALS COMPANY		3,000	101,670
CNX	CONSOL ENERGY INC		1,500	70,530
CK	CROMPTON CORPORATION		1,100	16,060
KRY	CRYSTALLEX INTL CORP	*	2,000	7,020
DEZ	DESERT SUN MINING CORP	*	4,000	6,560
DOW	DOW CHEMICAL		300	14,955
DROOY	DRDGOLD LTD	*	24,300	22,113
EDEN	EDEN BIOSCIENCE CORP	*	60,524	39,341
EGO	ELDORADO GOLD CORP	*	1,700	4,879
FDG	FORDING CANADIAN COAL TRUST		1,700	156,196
FCX	FREEPORT-MCMORAN COPPER-CL B		300	11,883
FRD	FRIEDMAN INDUSTRIES		9,000	61,470
GRS	GAMMON LAKE RESOURCES INC	*	2,500	14,700
GGB	GERDAU -ADR		9,800	161,700
ROCK	GIBRALTAR INDUSTRIES INC		300	6,582
GLG	GLAMIS GOLD	*	2,300	35,953
GLT	GLATFELER (P.H.) CO		400	5,900
GFI	GOLD FIELDS -ADR		600	6,894
GRZ	GOLD RESERVE INC-CL A	*	1,800	7,020
GG	GOLDCORP INC.		500	7,105
GSS	GOLDEN STAR RESOURCES	*	1,000	2,870
GBN	GREAT BASIN GOLD	*	15,800	17,696
SIM	GRUPO SIMEC - ADR	*	8,600	39,044
HMY	HARMONY GOLD MINING -ADR		400	3,120
HDWR	HEADWATERS INC	*	5,900	193,638
HL	HELCA MINING CO	*	2,500	13,700
IAG	IAMGOLD CORP		1,200	7,368
IPS	IPSCO INC		2,000	102,000
KGC	KINROSS GOLD CORPORATION	*	2,300	13,800
LNDC	LANDEC CORP	*	500	3,640
LQMT	LIQUIDMETAL TECHNOLOGIES	*	1,200	2,472
LPX	LOUISIANA-PACIFIC CO		1,700	42,738
LYO	LYONDELL CHEMICAL COMPANY		500	13,960
MEE	MASSEY ENERGY COMPANY		500	20,020
MDG	MERIDIAN GOLD INC	*	700	11,788
MSB	MESABI TRUST		3,000	45,000
MTLM	METAL MANAGEMENT INC		800	20,544
MRB	METALLICA RESOURCES	*	2,500	3,300
MUSA	METALS USA INC	*	8,400	164,556
MEOH	METHANEX CORP		4,000	77,720
MGN	MINES MANAGEMENT INC	*	5,100	28,713
MNG	MIRAMAR MINING CORP	*	2,300	2,461
MT	MITTAL STEEL	*	3,900	126,165
NANX	NANOPHASE TECHNOLOGIES CORP	*	700	4,011
NRP	NATURAL RESOURCE PARTNERS		2,400	128,328
NP	NEENAH PAPER INC		300	10,086
NEM	NEWMONT MINING CORP		1,100	46,475
NNBR	NN INC		1,400	17,248
NRD	NORANDA		1,000	20,220
PAL	NORTH AMERICAN PALLADIUM	*	1,100	8,261
NAK	NORTHERN DYNASTY MATERIALS	*	6,900	31,050
NTO	NORTHERN ORION RESOURCES INC	*	7,800	22,620
NXG	NORTHGATE MINERALS CORP	*	31,000	44,330
NG	NOVAGOLD RESOURCES INC	*	3,305	27,465
TONS	NOVAMERICAN STEEL INC	*	400	20,044
NUE	NUCOR CORP		1,900	109,364
OLN	OLIN CORPORATION		300	6,690
ZEUS	OLYMPIC STEEL INC	*	935	16,718
OS	OREGON STEEL MILLS INC	*	2,500	57,500
OZN	OREZONE RESOURCES INC	*	2,000	2,700
PAAS	PAN AMERICAN SILVER CORP	*	3,497	55,445
BTU	PEABODY ENERGY CORP		900	41,724
PD	PHELPS DODGE		400	40,692
PDG	PLACER DOME INC		500	8,110
POL	POLYONE CORPORATION	*	1,000	8,880
PKX	POSCO-ADR		1,700	83,912
POT	POTASH CORP		600	52,506
NX	QUANEX CORP		300	15,996
RANGY	RANDGOLD & EXPLORATION-ADR	*	1,500	2,715
GOLD	RANDGOLD RESOURCES	*	700	8,652
RTP	RIO TINTO -ADR		700	90,825
RESC	ROANOKE ELECTRIC STEEL CORP		1,100	22,748
RGLD	ROYAL GOLD INC		1,056	19,356
RTI	RTI INTERNATIONAL METALS	*	500	11,700
RT	RYERSON TULL INC		1,700	21,539
SCHN	SCHNITZER STEEL INDS INC-CL A		300	10,119
SSRI	SILVER STANDARD RESOURCES	*	400	4,632
PCU	SOUTHERN PERU COPPER CORP		1,000	55,460
SEH	SPARTECH CORP		300	5,955
STLD	STEEL DYNAMICS INC		1,900	65,455
STTX	STEEL TECHNOLOGIES INC		2,996	71,874
SWC	STILLWATER MINING COMPANY	*	8,800	86,680
SYT	SYNGENTA AG-ADR	*	400	8,400
TGB	TASEKO MINES LTD	*	15,700	19,154
TRA	TERRA INDUSTRIES INC	*	2,900	22,504
TNH	TERRA NITROGEN COMPANY		800	19,960
TXI	TEXAS INDUSTRIES INC		1,200	64,500
TIE	TITANIUM METALS	*	1,300	46,800
X	UNITED STATES STEEL CORP		6,200	315,270
VGZ	VISTA GOLD CORP	*	28,200	101,520
VCP	VOTORANTIM CELULOSE-ADR		500	6,500
GRA	W.R. GRACE & CO	*	3,300	28,116
WLM	WELLMAN, INC		1,500	21,690
WTZ	WESTERN SILVER CORP	*	2,790	25,473
WY	WEYERHAEUSER CO		500	34,250
WHT	WHEATON RIVER MINERALS	*	10,200	36,210
AUY	YAMANA GOLD INC	*	6,900	22,770

TELECOMMUNICATION SERVICES - 2.8%				1,315,208
AETH	AETHER SYSTEMS	*	4,300	14,362
AMX	AMERICA MOVIL-L SERIES -ADR		3,400	175,440
BCGI	BOSTON COMMUNICATIONS	*	12,000	85,440
CWP	CABLE AND WIRELESS -ADR		600	4,368
CHL	CHINA MOBILE HK LTD -ADR		500	8,205
CHA	CHINA TELECOM CORP -ADR		200	6,968
VNT	CIA ANONIMA TELEF DE VEN-ADR		400	7,568
EMT	EMBRATEL PARTICIPACOES ADR	*	600	4,890
GLBC	GLOBAL CROSSING	*	4,300	66,822
GLDN	GOLDEN TELECOM INC		800	20,480
LVLT	LEVEL 3 COMMUNICATIONS INC	*	1,900	3,914
LTON	LINKTONE -ADR	*	400	2,908
MTE	MAHANAGAR TELEPHONE - ADR		1,000	6,340
MBT	MOBILE TELESYSTEMS -ADR	*	5,900	207,621
NXTP	NEXTEL PARTNERS INC CL A	*	1,300	28,548
PR	PRICE COMMUNICATIONS CORP	*	600	10,500
IIT	PT INDOSAT -ADR		1,000	25,850
ROS	ROSTELECOM -ADR		400	5,016
SBC	SBC COMMUNICATIONS INC		800	18,952
SKM	SK TELECOM -ADR		400	7,888
TALK	TALK AMERICA HOLDINGS INC	*	7,200	46,440
TRO	TELE CENTRO OESTE CELULAR		1,100	10,901
TMX	TELEFONOS DE MEXICO -ADR		300	10,359
TLK	TELEKOMUNIK INDONESIA -ADR		6,700	125,558
TMB	TELEMIG CELUAR PARTICIPACOES		200	5,790
TNE	TELENORTE LESTE PARTICIPACOE	*	200	3,094
TIWI	TELESYSTEM INTERNATIONAL WIRELESS	*	400	6,100
TIMHY	TIM HELLAS TELECOM SA - ADR		400	8,424
TSU	TIM PARTICIPACOES S.A. -ADR		600	9,006
TKC	TURKCELL ILETISIM HIZMET- ADR	*	1,500	25,620
UNWR	US UNWIRED INC.	*	1,600	6,720
VZ	VERIZON COMMUNICATIONS		900	31,950
VSL	VIDESH SANCHAR NIGAM		900	7,578
VIP	VIMPELCOM - ADR	*	5,135	176,747
VOD	VODAFONE GROUP -ADR		300	7,968
CZN	CITIZENS COMMUNICATIONS CO		2,300	29,762
EMT-R	EMBRATEL PARTICIPACOES -ADR	*	761	-
RCNI	RCN CORP-WHEN ISSUED	*	2,100	41,790
YAKCE	YAK COMMUNICATIONS USA INC	*	9,200	49,321

UTILITIES - 2.4%				1,126,621
AES	AES CORP	*	600	9,828
AYE	ALLEGHENY ENERGY INC	*	200	4,132
LNT	ALLIANT ENERGY CORP		4,250	113,815
APU	AMERIGAS PARTNERS		800	23,328
ILA	AQUILA INC	*	3,300	12,639
CPN	CALPINE CORPORATION	*	5,600	15,680
CIG	CEMIG -ADR	*	600	13,692
CNP	CENTERPOINT ENERGY INC		10,300	123,909
ELP	CIA PARANAENSE ENERGY -ADR	*	3,600	16,848
ED	CONSOLIDATED EDISON, INC		300	12,654
DUK	DUKE ENERGY		1,150	32,211
DQE	DUQUESNE LIGHT HOLDINGS INC		1,200	21,504
DYN	DYNEGY INC	*	2,000	7,820
EE	EL PASO ELECTRIC COMPANY	*	300	5,700
EDE	EMPIRE DISTRICT ELECTRIC		1,000	23,260
ELE	ENDESA SPONSORED -ADR		400	9,036
EGN	ENERGEN CORP		600	39,960
ETR	ENTERGY CORP		300	21,198
GXP	GREAT PLAINS ENERGY INC		1,400	42,812
HE	HAWAIIAN ELECTRIC		300	7,656
HNP	HUANENG POWER INTL /SPON -ADR		1,100	32,494
KEP	KOREA ELEC POWER -ADR		2,100	28,224
NWN	NORTHWEST NATURAL GAS		500	18,085
PGN	PROGRESS ENERGY INC		4,600	192,970
STR	QUESTAR		300	17,775
RRI	RELIANT ENERGY INC	*	3,700	42,106
SPI	SCOTTISH POWER -ADR		700	21,840
SEN	SEMCO ENERGY	*	900	5,175
SRE	SEMPRA ENERGY		2,600	103,584
SRP	SIERRA PACIFIC RESOURCES	*	1,600	17,200
SGU	STAR GAS PARTNERS	*	2,800	8,932
SPH	SUBURBAN PROPANE PARTNERS		300	10,332
TE	TECO ENERGY INC		400	6,272
TRP	TRANSCANADA CORP		400	9,880
UIL	UIL HOLDINGS CORPORATION		400	20,260
UU	UNITED UTILITIES PLC - ADR		1,400	33,810

INVESTMENT COMPANIES - 2.0%				924,538
(cost $726,993)
ACG	ACM INCOME FUND		1,400	11,340
AWF	ALLIANCE WORLD DOLLAR GVT II		3,800	44,840
CEE	CENTRAL EUROPEAN EQUITY FUND		2,800	84,588
CEF	CENTRAL FUND CANADA - CL A		25,100	134,787
CLM	CORNERSTONE STRATEGIC VALUE		2,600	18,096
DNP	DNP SELECT INCOME FUND INC		1,100	11,803
LEO	DREYFUS STRATEGIC MUNICIPALS		1,500	12,255
ERF	ENERPLUS RESOURCES FUND		1,400	50,764
EWZ	ISHARES MSCI BRAZIL INDEX FUND		800	18,224
QQQQ	NASDAQ - 100 TRACKING STOCK		400	14,620
PVX	PROVIDENT ENERGY TRUST		19,890	196,712
PIM	PUTNAM MASTER INTERMEDIATE		1,800	11,502
PPT	PUTNAM PREMIER INCOME TRUST		2,428.00	15,298
SJT	SAN JUAN BASIN ROYALTY TRUST		3,400	122,536
SPY	SPDR TRUST SERIES 1		700	82,572
GLD	STREETTRACKS GOLD TRUST	*	500	21,410
TEI	TEMPLETON EMERGING MARKETS INCOME		900	11,871
GIM	TEMPLETON GLOBAL INCOME FUND		6,500	56,550
TKF	TURKISH INVESTMENT FUND		300	4,770

CASH EQUIVALENTS - 9.2%				4,325,546
(cost $4,325,546)
	HIGHMARK 100% US TREASURY MONEY MARKET		2,162,773	2,162,773
	HIGHMARK DIVERSIFIED MONEY MARKET		2,162,773	2,162,773

TOTAL INVESTMENT SECURITIES - 99.4%				46,818,332
(cost $45,006,501)

ASSETS LESS OTHER LIABILITIES - 0.6%				292,106

NET ASSETS - 100.0%				47,110,438

* Non-income producing security
ADR - American Depository Receipt
CL - Class

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.]

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Marketocracy Funds

By (Signature and Title) /s/ Kendrick W. Kam
                                       Kendrick W. Kam, President and Treasurer
            Date 5/13/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/  Kendrick W. Kam
                                       Kendrick W. Kam, President and Treasurer
            Date   5/13/05

* Print the name and title of each signing officer under his or her signature.